Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of August 31,
	2022	2023
	RMB	RMB
Payroll and related benefits	75,750	99,184
Temporary receipt from students	51,555	12,031
Deposits received	34,940	43,687
Other tax payable	17,574	4,992
Professional fee	13,297	30,991
Commission fee	8,257	10,570
Accrual rental expense	3,561	4,209
Accrual utilities expenses	6,583	8,493
Accrual other expenses	46,478	38,243
Others	4,495	27,290
Total	262,490	279,690